Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.1%
		Basic Materials: 0.6%
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	$ 989,580	0.0
800,000		Cabot Corp., 3.700%, 07/15/2022	812,885	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	507,838	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	494,038	0.0
1,000,000	(2)	DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,105,761	0.1
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	67,349	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	431,737	0.0
900,000		International Paper Co., 3.000%, 02/15/2027	927,833	0.0
400,000		International Paper Co., 3.650%, 06/15/2024	404,051	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	776,394	0.0
1,000,000	(2)	International Paper Co., 4.350%, 08/15/2048	972,932	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	511,539	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	243,043	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,001,615	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	1,005,674	0.1
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	526,218	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	985,921	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,027,272	0.1
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	1,991,497	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	266,549	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	412,180	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,191,193	0.1
			17,653,099	0.6

		Communications: 2.4%
1,000,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,018,156	0.0
1,000,000		Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,051,595	0.0
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,062,882	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,097,755	0.1
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,110,374	0.1
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,302,394	0.1
500,000		AT&T, Inc., 3.200%, 03/01/2022	507,619	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	1,036,156	0.0
500,000		AT&T, Inc., 3.550%, 06/01/2024	517,270	0.0
1,014,000		AT&T, Inc., 4.100%, 02/15/2028	1,067,360	0.0
1,000,000	(2)	AT&T, Inc., 4.250%, 03/01/2027	1,071,266	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,094,389	0.1
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,374,086	0.1
500,000		AT&T, Inc., 4.650%, 06/01/2044	543,289	0.0
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,673,536	0.1
2,500,000		AT&T, Inc., 4.900%, 08/15/2037	2,815,698	0.1
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	1,989,806	0.1
250,000		ViacomCBS, Inc., 4.000%, 01/15/2026	258,329	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	517,084	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,618,826	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,627,981	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,227,582	0.1
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,080,201	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	2,146,243	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	789,030	0.0
500,000	(2)	Comcast Corp., 3.375%, 02/15/2025	534,132	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,340,077	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	840,407	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	857,887	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	885,304	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,213,724	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,281,014	0.1
1,500,000	(2)	Comcast Corp., 4.700%, 10/15/2048	1,947,615	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
335,000		Comcast Corp., 6.500%, 11/15/2035	$ 490,343	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,049,637	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	748,674	0.0
500,000		Discovery Communications LLC, 3.500%, 06/15/2022	509,277	0.0
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	253,252	0.0
800,000		Discovery Communications LLC, 4.375%, 06/15/2021	818,303	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	528,435	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	99,210	0.0
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	515,175	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	637,281	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,526,164	0.1
500,000		Orange SA, 5.500%, 02/06/2044	642,288	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	301,417	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	519,809	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	809,905	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	701,173	0.0
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,020,994	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	944,554	0.0
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,830,504	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,937,995	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,507,824	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,141,930	0.1
300,000		ViacomCBS, Inc., 3.700%, 08/15/2024	306,487	0.0
248,000		ViacomCBS, Inc., 3.875%, 04/01/2024	247,606	0.0
390,000		ViacomCBS, Inc., 4.375%, 03/15/2043	347,690	0.0
440,000		ViacomCBS, Inc., 5.850%, 09/01/2043	453,005	0.0
500,000		Vodafone Group PLC, 3.750%, 01/16/2024	521,613	0.0
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,133,832	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,164,036	0.1
300,000	(2)	TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	305,210	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	423,712	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	356,638	0.0
200,000		Walt Disney Co/The, 1.750%, 08/30/2024	201,561	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	315,134	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	995,676	0.0
			68,805,411	2.4

		Consumer, Cyclical: 1.4%
213,625		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	232,866	0.0
871,860		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	825,514	0.0
213,125		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	203,527	0.0
1,115,443		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,121,962	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	480,006	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	751,641	0.0
675,959		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	714,771	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	171,750	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	362,500	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	445,000	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	223,000	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	925,000	0.1
500,000	(2)	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	428,750	0.0
750,000		General Motors Co., 6.600%, 04/01/2036	654,847	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	451,932	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	$ 926,226	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	675,430	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	402,452	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	413,965	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	884,386	0.0
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	517,068	0.0
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	3,200,529	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	432,661	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	445,818	0.0
500,000		Lear Corp., 5.250%, 05/15/2049	436,276	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	997,589	0.1
500,000	(2)	Lowe's Cos, Inc., 3.650%, 04/05/2029	516,050	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	569,328	0.0
532,000		Macy's Retail Holdings, Inc., 3.625%, 06/01/2024	357,118	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	469,517	0.0
500,000	(2)	Marriott International, Inc./MD, 3.125%, 02/15/2023	428,934	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	524,611	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	460,910	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	566,877	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	415,346	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,272,374	0.1
500,000		NIKE, Inc., 2.375%, 11/01/2026	509,821	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	521,501	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	302,062	0.0
1,250,000		Starbucks Corp., 3.100%, 03/01/2023	1,287,181	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	525,762	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	368,277	0.0
750,000		Target Corp., 2.900%, 01/15/2022	757,860	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,069,991	0.1
1,000,000	(2)	Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,007,368	0.1
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,000,697	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	512,215	0.0
415,383		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	418,047	0.0
217,022		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	201,506	0.0
217,021		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	202,070	0.0
933,027		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	918,539	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	248,188	0.0
250,000	(2)	Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	257,344	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	259,334	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	240,688	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	246,817	0.0
500,000		Walmart, Inc., 5.250%, 09/01/2035	688,937	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,075,870	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,065,450	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,093,665	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,126,593	0.1
300,000	(2)	Whirlpool Corp., 3.700%, 05/01/2025	291,958	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	202,729	0.0
		39,307,001		1.4

		Consumer, Non-cyclical: 4.1%
284,000		Abbott Laboratories, 3.750%, 11/30/2026	317,774	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	430,519	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	642,502	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,372,174	0.1
500,000		AbbVie, Inc., 2.500%, 05/14/2020	500,042	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,557,407	0.1
1,000,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	1,026,375	0.0
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,319,319	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,000,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	$ 1,053,655	0.1
1,000,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	1,092,645	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	548,131	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	533,823	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,154,206	0.1
500,000		Allergan Finance LLC, 3.250%, 10/01/2022	501,868	0.0
500,000		Allergan Funding SCS, 3.450%, 03/15/2022	519,469	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/2025	769,330	0.0
750,000		Allergan Funding SCS, 4.550%, 03/15/2035	829,040	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/2023	497,771	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	503,634	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	254,733	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	322,004	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	505,156	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,025,286	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/2042	299,898	0.0
750,000		Altria Group, Inc., 4.800%, 02/14/2029	786,407	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	549,785	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	255,855	0.0
500,000	(2)	Amgen, Inc., 2.250%, 08/19/2023	504,801	0.0
1,000,000		Amgen, Inc., 3.150%, 02/21/2040	996,577	0.0
1,500,000	(2)	Amgen, Inc., 4.400%, 05/01/2045	1,759,844	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,837,437	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	238,009	0.0
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,130,456	0.1
250,000		Anthem, Inc., 3.500%, 08/15/2024	256,990	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,035,012	0.0
750,000		Anthem, Inc., 4.101%, 03/01/2028	809,032	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	278,362	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	105,026	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	1,139,401	0.1
1,000,000	(2)	AstraZeneca PLC, 4.375%, 08/17/2048	1,233,521	0.1
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	2,012,452	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	535,308	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,006,368	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	238,938	0.0
1,870,000		Becton Dickinson & Co., 3.125%, 11/08/2021	1,877,537	0.1
750,000		Biogen, Inc., 4.050%, 09/15/2025	794,611	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	413,008	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	517,887	0.0
250,000	(1)	Bristol-Myers Squibb Co., 3.625%, 05/15/2024	264,640	0.0
500,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	543,502	0.0
1,000,000	(1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,115,661	0.1
1,000,000	(1)	Bristol-Myers Squibb Co., 4.000%, 08/15/2023	1,049,387	0.1
500,000	(1)	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	642,110	0.0
500,000	(1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	673,403	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,037,785	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	503,132	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	528,276	0.0
750,000	(1)	Cigna Corp., 3.250%, 04/15/2025	766,895	0.0
500,000	(1)	Cigna Corp., 3.400%, 03/01/2027	508,336	0.0
250,000	(1)	Cigna Corp., 3.500%, 06/15/2024	259,081	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,130,120	0.1
500,000	(1)	Cigna Corp., 4.800%, 07/15/2046	598,174	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	607,338	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	776,182	0.0
1,000,000		Coca-Cola Co., 3.200%, 11/01/2023	1,088,550	0.1
1,000,000	(2)	Coca-Cola Co/The, 2.900%, 05/25/2027	1,051,967	0.1
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	748,231	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	421,056	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	998,752	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	517,299	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	755,989	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	500,115	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	258,417	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	$ 1,042,257	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	458,565	0.0
250,000		CVS Health Corp., 4.000%, 12/05/2023	261,502	0.0
1,000,000	(2)	CVS Health Corp., 4.300%, 03/25/2028	1,064,104	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,102,250	0.1
2,000,000	(2)	CVS Health Corp., 5.050%, 03/25/2048	2,280,089	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,151,720	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	237,027	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,021,126	0.0
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,047,870	0.1
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	254,170	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	385,935	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	609,043	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	284,257	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	370,641	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	762,252	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	500,161	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	804,775	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	283,957	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	157,606	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	307,156	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	244,727	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	962,955	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	452,073	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	742,600	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	760,180	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,783,069	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	570,732	0.0
1,000,000	(2)	Johnson & Johnson, 2.450%, 03/01/2026	1,071,348	0.1
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	1,101,172	0.1
500,000	(2)	Johnson & Johnson, 2.950%, 03/03/2027	550,485	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,150,709	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	618,665	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	625,454	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	516,997	0.0
1,000,000	(2)	Kroger Co., 2.650%, 10/15/2026	1,020,287	0.0
250,000		Kroger Co/The, 4.450%, 02/01/2047	276,215	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,242,428	0.1
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	252,227	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	285,511	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	298,360	0.0
445,000		Medtronic, Inc., 3.500%, 03/15/2025	480,191	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	894,694	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	95,615	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	296,138	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,183,885	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,217,840	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	487,494	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	190,952	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	510,065	0.0
500,000	(2)	Novartis Capital Corp., 2.400%, 05/17/2022	515,386	0.0
500,000		Novartis Capital Corp., 2.750%, 08/14/2050	524,688	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	539,313	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	538,487	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	552,221	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	509,686	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,084,418	0.1
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	287,850	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	737,849	0.0
1,000,000	(2)	Pfizer, Inc., 3.450%, 03/15/2029	1,107,985	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,134,988	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,184,148	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	620,156	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	574,244	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,161,533	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	497,986	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	$ 753,865	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	507,518	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	511,689	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	264,249	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	534,623	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	552,499	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,363,275	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	1,111,619	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	747,785	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	522,580	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	268,565	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	778,768	0.0
150,000		Unilever Capital Corp., 2.600%, 05/05/2024	153,819	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	529,058	0.0
1,000,000	(2)	Unilever Capital Corp., 3.500%, 03/22/2028	1,093,319	0.1
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	513,858	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	306,502	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	519,765	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	525,470	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	529,488	0.0
1,000,000	(2)	UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,054,790	0.1
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,117,356	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,193,269	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	299,016	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	320,036	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	521,042	0.0
			119,668,075	4.1

		Energy: 2.3%
219,000		Apache Corp., 3.250%, 04/15/2022	168,714	0.0
1,000,000	(2)	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	869,337	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	202,843	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	406,756	0.0
500,000		BP Capital Markets America, Inc., 2.112%, 09/16/2021	494,286	0.0
500,000		BP Capital Markets America, Inc., 2.520%, 09/19/2022	496,827	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,004,492	0.1
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	508,915	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	253,394	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	514,662	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,074,502	0.1
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	264,351	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	507,103	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/2024	214,205	0.0
500,000		Chevron Corp., 2.100%, 05/16/2021	502,535	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	511,910	0.0
500,000	(2)	Chevron Corp., 2.895%, 03/03/2024	516,268	0.0
500,000	(2)	Chevron Corp., 2.954%, 05/16/2026	526,842	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	510,599	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	792,335	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	802,510	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	318,314	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	140,416	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	471,554	0.0
2,000,000		ConocoPhillips Co., 6.500%, 02/01/2039	2,531,746	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/2025	470,127	0.0
250,000	(2)	Enbridge, Inc., 3.500%, 06/10/2024	252,447	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	232,199	0.0
500,000		Energy Transfer Operating L.P., 3.600%, 02/01/2023	445,082	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
800,000		Energy Transfer Operating L.P., 6.125%, 12/15/2045	$ 666,998	0.0
1,809,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	1,637,154	0.1
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	494,266	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	500,219	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	99,635	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	474,521	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	284,897	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,151,145	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,691,756	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/2020	400,000	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	1,913,855	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	256,439	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	252,867	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	537,577	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	519,990	0.0
500,000	(2)	Exxon Mobil Corp., 2.726%, 03/01/2023	516,697	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	529,585	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	596,778	0.0
500,000	(2)	Halliburton Co., 2.920%, 03/01/2030	392,417	0.0
27,000		Halliburton Co., 3.500%, 08/01/2023	25,491	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	27,568	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	386,844	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	389,278	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	685,951	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	493,702	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	492,871	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	165,677	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	400,519	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	399,162	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,382,841	0.1
500,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	511,213	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	508,906	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	515,407	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,317,065	0.1
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	180,470	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	317,927	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	305,604	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	890,790	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	877,046	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	247,930	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	434,043	0.0
1,000,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	481,322	0.0
500,000		Occidental Petroleum Corp., 4.100%, 02/15/2047	214,353	0.0
1,000,000		Occidental Petroleum Corp., 4.500%, 07/15/2044	413,151	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	107,725	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	903,046	0.1
125,000	(2)	Petroleos Mexicanos, 4.250%, 01/15/2025	93,618	0.0
500,000	(2)	Petroleos Mexicanos, 4.875%, 01/18/2024	395,628	0.0
2,500,000		Petroleos Mexicanos, 5.350%, 02/12/2028	1,746,356	0.1
500,000	(2)	Petroleos Mexicanos, 5.500%, 06/27/2044	313,352	0.0
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/2038	1,325,610	0.1
1,500,000	(2)	Phillips 66, 3.900%, 03/15/2028	1,486,090	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	233,575	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	482,158	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	608,172	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	165,437	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
500,000		Shell International Finance BV, 1.750%, 09/12/2021	$ 497,931	0.0
1,040,000	(2)	Shell International Finance BV, 2.875%, 05/10/2026	1,074,189	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,051,181	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	537,725	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,725,269	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	290,311	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	547,824	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,492,070	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	431,283	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	394,942	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/2021	1,987,695	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	507,803	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	1,904,297	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,298,416	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,034,836	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	351,855	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	455,119	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	476,946	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	443,607	0.0
			65,351,264	2.3

		Financial: 8.8%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	999,440	0.0
500,000		American International Group, Inc., 3.300%, 03/01/2021	500,513	0.0
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,002,932	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	923,986	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	260,575	0.0
500,000		Air Lease Corp., 3.000%, 09/15/2023	403,766	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	456,008	0.0
1,000,000		Allstate Corp./The, 3.280%, 12/15/2026	1,039,740	0.1
750,000		American Express Co., 3.000%, 10/30/2024	775,220	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,037,312	0.1
500,000		American Express Credit Corp., 2.700%, 03/03/2022	504,492	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,056,101	0.1
500,000		American Tower Corp., 3.375%, 10/15/2026	501,251	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,008,445	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	753,270	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	528,642	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,105,627	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	579,824	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	599,232	0.0
400,000		Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	382,633	0.0
500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	466,525	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	495,988	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	479,715	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	595,635	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	791,913	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	590,182	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	408,431	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	437,128	0.0
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	481,581	0.0
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	999,149	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	502,370	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,022,053	0.1
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,074,250	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,466,536	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,067,041	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	519,019	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,060,163	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,580,302	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,326,072	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,069,505	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	$ 2,167,459	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	759,687	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	972,120	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	504,486	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	753,492	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,023,624	0.1
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	785,528	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	507,795	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	505,268	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	499,860	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	688,772	0.0
500,000	(2)	Bank of Nova Scotia/The, 2.450%, 09/19/2022	504,604	0.0
1,000,000	(2)	Bank of Nova Scotia, 1.850%, 04/14/2020	999,688	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	514,967	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	765,469	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,029,454	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	278,520	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	761,825	0.0
1,000,000		Truist Financial Corp., 3.950%, 03/22/2022	1,028,414	0.1
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,180,838	0.1
1,000,000	(2)	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,073,693	0.1
500,000		BNP Paribas SA, 3.250%, 03/03/2023	511,363	0.0
1,000,000	(1),(2)	BNP Paribas SA, 3.500%, 11/16/2027	990,312	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	960,217	0.0
500,000		Truist Bank, 3.625%, 09/16/2025	526,547	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	421,349	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	494,844	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	491,315	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	493,413	0.0
500,000	(2)	Capital One Financial Corp., 3.750%, 04/24/2024	504,123	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	473,112	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	495,327	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	499,225	0.0
250,000		Capital One NA, 2.150%, 09/06/2022	244,046	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,015,737	0.1
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,015,228	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,377,740	0.1
750,000	(2)	Chubb INA Holdings, Inc., 2.700%, 03/13/2023	770,906	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	755,906	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	504,594	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,013,366	0.1
500,000		Citigroup, Inc., 3.400%, 05/01/2026	536,780	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,031,459	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	993,688	0.0
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,547,260	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,071,037	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	764,411	0.0
1,500,000	(2)	Citigroup, Inc., 4.125%, 07/25/2028	1,542,601	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	726,795	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	529,917	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	541,970	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,050,896	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	538,668	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	966,555	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	973,312	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	499,605	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	313,380	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	230,876	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	482,855	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	$ 503,594	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	513,170	0.0
10,000,000	(1),(2)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,807,318	0.4
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	757,473	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	769,623	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,006,632	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,024,125	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,005,472	0.1
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	926,500	0.0
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	365,747	0.0
500,000	(2)	Discover Bank, 3.200%, 08/09/2021	498,028	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	531,884	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	401,616	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	424,283	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	546,515	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	741,729	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,009,530	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	430,145	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,292,330	0.2
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,589,399	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	510,894	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	512,110	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	521,996	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	517,975	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	515,564	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	518,589	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,047,096	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	796,385	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,394,559	0.2
250,000		Healthpeak Properties, Inc., 3.875%, 08/15/2024	255,248	0.0
500,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	511,889	0.0
500,000		Service Properties Trust, 4.500%, 06/15/2023	376,034	0.0
500,000		Service Properties Trust, 5.000%, 08/15/2022	358,130	0.0
1,000,000	(2),(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	971,920	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	402,329	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,042,614	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	785,586	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	320,925	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	532,129	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	533,292	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	474,167	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,103,257	0.2
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	251,920	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,038,298	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	502,639	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	959,664	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	917,439	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	517,881	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	782,827	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	778,616	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,032,598	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	792,570	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,076,096	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	840,785	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,095,766	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,103,712	0.1
2,500,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	2,612,816	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	3,264,811	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	513,031	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	501,197	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	752,952	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	522,114	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	$ 411,905	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	279,287	0.0
1,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	1,010,181	0.1
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	2,016,217	0.1
3,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,088,581	0.1
10,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,374,928	0.4
750,000		Lincoln National Corp., 3.625%, 12/12/2026	785,202	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	998,061	0.0
500,000		Lincoln National Corp., 4.200%, 03/15/2022	508,059	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	500,046	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	748,450	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	497,195	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,013,956	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	516,120	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	260,026	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	968,538	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	483,191	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	513,697	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	600,170	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	971,975	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	415,274	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,113,214	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	508,917	0.0
500,000		MetLife, Inc., 4.050%, 03/01/2045	525,532	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	422,932	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	336,852	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	790,890	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	431,815	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	512,584	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	528,651	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	766,683	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	500,620	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	528,179	0.0
500,000	(2),(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	506,838	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,024,134	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	518,031	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,837,679	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	794,703	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	529,256	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,057,328	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	788,426	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	540,873	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	783,314	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,037,042	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	804,222	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	540,024	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	841,041	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,107,311	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	502,320	0.0
1,000,000	(2)	National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,018,693	0.1
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	309,537	0.0
300,000	(2)	Northern Trust Corp., 2.375%, 08/02/2022	310,076	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	727,985	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	262,158	0.0
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	2,065,643	0.1
500,000		PNC Bank NA, 2.700%, 11/01/2022	506,978	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	773,511	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	507,892	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	513,631	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000		Primerica, Inc., 4.750%, 07/15/2022	$ 517,135	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	297,999	0.0
1,000,000	(2)	Principal Financial Group, Inc., 3.300%, 09/15/2022	1,001,789	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	1,005,699	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,137,105	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,111,879	0.1
1,000,000	(2)	Progressive Corp./The, 4.000%, 03/01/2029	1,103,798	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	768,375	0.0
500,000		Prologis L.P., 4.250%, 08/15/2023	527,839	0.0
1,000,000		Prudential Financial, Inc., 3.878%, 03/27/2028	1,041,744	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	479,555	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	942,050	0.0
750,000	(2)	Public Storage, 2.370%, 09/15/2022	741,882	0.0
250,000		Public Storage, 3.094%, 09/15/2027	234,054	0.0
500,000	(2)	Raymond James Financial, Inc., 3.625%, 09/15/2026	506,449	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	399,131	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	311,640	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,023,286	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	523,947	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	498,004	0.0
500,000	(2)	Simon Property Group L.P., 3.375%, 06/15/2027	494,131	0.0
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	472,365	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,547,082	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	526,897	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	496,276	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	501,331	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	501,342	0.0
750,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	762,832	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	502,943	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	523,904	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	533,031	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	496,619	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	506,824	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	1,027,726	0.1
500,000	(2)	Truist Bank, 3.300%, 05/15/2026	514,067	0.0
500,000		Truist Financial Corp., 2.700%, 01/27/2022	503,112	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	251,273	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	289,357	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	245,070	0.0
500,000	(2)	Tanger Properties L.P., 3.125%, 09/01/2026	486,711	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	770,688	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	510,572	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,047,017	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	848,826	0.0
500,000	(1)	UBS Group AG, 3.000%, 04/15/2021	501,117	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	765,819	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	780,844	0.0
500,000	(2),(3)	US Bancorp, 5.125%, 12/31/2199	467,675	0.0
1,000,000	(3)	US Bank NA/Cincinnati OH, 3.104%, 05/21/2021	1,000,938	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	246,057	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	473,593	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	500,280	0.0
750,000	(2)	Visa, Inc., 2.750%, 09/15/2027	773,456	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	545,922	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	633,108	0.0
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	993,692	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,525,999	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,026,849	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,049,121	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	$ 537,153	0.0
4,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	4,088,243	0.2
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,190,314	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,205,845	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,055,336	0.1
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	488,671	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	506,876	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	1,018,872	0.1
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	761,792	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	425,206	0.0
			254,297,106	8.8

		Industrial: 1.9%
750,000	(2)	3M Co., 2.250%, 09/19/2026	767,668	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	1,065,860	0.1
100,000		3M Co., 3.000%, 08/07/2025	105,205	0.0
200,000		3M Co., 3.875%, 06/15/2044	201,555	0.0
1,000,000	(2)	3M Co., 4.000%, 09/14/2048	1,160,287	0.1
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,307,445	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	397,909	0.0
500,000	(2)	Boeing Co/The, 2.125%, 03/01/2022	472,304	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	447,250	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	439,178	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	448,888	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	511,425	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	588,226	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	594,135	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	500,494	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	996,886	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	890,881	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	905,468	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	195,085	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	299,876	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	526,761	0.0
1,000,000	(2)	Caterpillar, Inc., 3.803%, 08/15/2042	1,101,667	0.1
1,000,000	(2)	Caterpillar, Inc., 4.300%, 05/15/2044	1,071,996	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	524,264	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	522,346	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,088,048	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	552,328	0.0
1,000,000	(2)	FedEx Corp., 3.400%, 02/15/2028	992,122	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	176,128	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	482,141	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	503,442	0.0
500,000	(2)	General Dynamics Corp., 3.600%, 11/15/2042	536,866	0.0
500,000		General Electric Co., 2.700%, 10/09/2022	492,447	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	506,200	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,875,073	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	530,361	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	540,987	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	250,035	0.0
500,000	(2)	Ingersoll-Rand Luxembourg Finance SA, 3.800%, 03/21/2029	506,642	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 4.500%, 03/21/2049	561,482	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	286,906	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,026,023	0.1
1,000,000	(2)	John Deere Capital Corp., 2.800%, 09/08/2027	989,624	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	531,921	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,070,832	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	374,988	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	245,329	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	$ 27,878	0.0
800,000	(1),(2)	L3Harris Technologies, Inc., 4.950%, 02/15/2021	817,345	0.0
1,000,000	(2)	Lockheed Martin Corp., 3.550%, 01/15/2026	1,083,614	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,476,204	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	575,058	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	618,396	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,024,029	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	414,807	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	764,921	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	530,767	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,144,057	0.1
500,000	(1)	Otis Worldwide Corp., 2.293%, 04/05/2027	480,704	0.0
500,000	(1)	Otis Worldwide Corp., 3.112%, 02/15/2040	479,162	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	215,125	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	260,610	0.0
500,000		Republic Services, Inc., 2.300%, 03/01/2030	480,575	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/2020	499,879	0.0
500,000	(2)	Ryder System, Inc., 2.900%, 12/01/2026	489,214	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	300,392	0.0
500,000	(2)	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	485,116	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	748,058	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	501,253	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	506,510	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	259,289	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	264,767	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	269,587	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	794,045	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/2043	546,363	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,041,250	0.1
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,031,636	0.1
500,000		United Technologies Corp., 4.150%, 05/15/2045	557,975	0.0
1,000,000		United Technologies Corp., 4.450%, 11/16/2038	1,149,603	0.1
500,000		United Technologies Corp., 4.500%, 06/01/2042	583,196	0.0
406,000		United Technologies Corp., 6.125%, 07/15/2038	589,047	0.0
1,000,000		United Technologies Corp., 4.625%, 11/16/2048	1,188,341	0.1
			53,361,757	1.9

		Technology: 1.7%
500,000		Adobe, Inc., 2.150%, 02/01/2027	506,831	0.0
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	533,948	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,031,969	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,041,402	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	771,216	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	796,089	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,085,282	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,091,250	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,093,451	0.1
500,000	(2)	Apple, Inc., 3.450%, 05/06/2024	540,877	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	567,274	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,188,411	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	511,304	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	646,994	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	528,028	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	267,839	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	991,440	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	955,509	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	404,426	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	410,978	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	426,469	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	471,647	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,005,681	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	$ 510,068	0.0
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,045,573	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,054,077	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,076,443	0.1
1,000,000		Intel Corp., 2.450%, 11/15/2029	1,021,464	0.0
1,000,000		Intel Corp., 3.150%, 05/11/2027	1,077,369	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	544,145	0.0
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,944,748	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	319,100	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	504,646	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	412,717	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	853,526	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,040,380	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	1,059,956	0.1
500,000		Microsoft Corp., 2.875%, 02/06/2024	534,252	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	548,800	0.0
1,500,000	(2)	Microsoft Corp., 3.300%, 02/06/2027	1,668,559	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	296,953	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	821,021	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	303,006	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	627,304	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,257,801	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,304,551	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,320,279	0.1
250,000		NetApp, Inc., 3.375%, 06/15/2021	250,674	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	512,033	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	761,463	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,055,517	0.1
750,000		Oracle Corp., 2.950%, 05/15/2025	779,274	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,032,807	0.0
500,000		Oracle Corp., 3.400%, 07/08/2024	535,420	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	419,157	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	812,531	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	821,598	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	211,442	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	2,013,914	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	510,743	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	1,079,313	0.1
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	467,791	0.0
			49,278,730	1.7

		Utilities: 1.9%
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	278,400	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	531,473	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	793,112	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	754,154	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	404,185	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	545,780	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	573,419	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,031,233	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/2046	507,041	0.0
1,000,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,322,568	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	751,822	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	255,224	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	271,428	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	212,242	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	556,010	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	555,952	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	450,111	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	585,382	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	206,348	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	285,074	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	412,504	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	406,808	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	506,055	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000		Duke Energy Corp., 3.750%, 09/01/2046	$ 481,679	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	523,277	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	548,218	0.0
1,000,000	(2)	Duke Energy Florida LLC, 3.800%, 07/15/2028	1,078,935	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	169,985	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	861,892	0.1
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	494,614	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	424,600	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	420,581	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	529,485	0.0
1,000,000		Exelon Corp., 4.950%, 06/15/2035	1,066,205	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	824,770	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	508,841	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	839,721	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,706,311	0.1
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	562,528	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,024,615	0.1
1,000,000	(2)	ITC Holdings Corp., 3.350%, 11/15/2027	1,027,243	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	254,611	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	671,516	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,007,517	0.1
500,000	(2)	MidAmerican Energy Co., 3.100%, 05/01/2027	515,383	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	540,882	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	1,926,055	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	280,146	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	906,962	0.1
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	954,267	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	589,615	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	235,349	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	255,169	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	764,583	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,129,560	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	842,969	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	266,555	0.0
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,061,472	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	546,767	0.0
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/2023	1,003,670	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/2043	825,580	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/2044	267,430	0.0
500,000		Sempra Energy, 2.850%, 11/15/2020	498,630	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	757,494	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	248,075	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	751,557	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	314,774	0.0
1,313,035		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,302,652	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	518,632	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	784,537	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	551,301	0.0
500,000		Southern California Gas Co., 4.300%, 01/15/2049	552,414	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	995,802	0.1
500,000		Southern Power Co., 4.150%, 12/01/2025	516,456	0.0
250,000		Union Electric Co., 3.500%, 04/15/2024	246,502	0.0
300,000		Union Electric Co., 3.900%, 09/15/2042	326,390	0.0
500,000	(2)	Virginia Electric & Power Co., 4.450%, 02/15/2044	572,999	0.0
1,533,000		Virginia Electric & Power Co., 6.000%, 05/15/2037	1,996,169	0.1
1,000,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,125,478	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	588,490	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/2044	270,900	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/2044	$ 534,398	0.0
		55,589,533	1.9

	Total Corporate Bonds/Notes
	(Cost $690,589,168)	723,311,976	25.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,313,902	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,399,273	0.1
1,031,457	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,205,761	0.0

	Total Collateralized Mortgage Obligations
	(Cost $2,462,956)	2,605,034	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	7,051,398	0.2

	Connecticut: 0.2%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,592,519	0.2

	New Jersey: 0.3%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,890,249	0.2
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,906,935	0.1
		7,797,184	0.3

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,578,450	0.1

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	5,365,737	0.2

	Total Municipal Bonds
	(Cost $22,845,493)	29,385,288	1.0

U.S. TREASURY OBLIGATIONS: 37.5%
	U.S. Treasury Bonds: 8.0%
10,659,000	2.250%,08/15/2046	12,834,102	0.5
64,665,000	(2) 2.375%,11/15/2049	80,763,048	2.8
7,000,000	2.500%,02/15/2046	8,800,859	0.3
9,072,000	2.500%,05/15/2046	11,415,482	0.4
2,000	2.750%,11/15/2042	2,584	0.0
9,022,000	3.000%,11/15/2044	12,217,057	0.4
10,042,000	3.000%,11/15/2045	13,742,634	0.5
26,600	3.000%,02/15/2049	37,102	0.0
2,882,000	3.125%,02/15/2043	3,942,486	0.1
5,686,000	3.125%,08/15/2044	7,840,239	0.3
13,888,000	3.625%,08/15/2043	20,482,630	0.7
14,092,000	3.625%,02/15/2044	20,855,059	0.7
13,251,000	3.750%,11/15/2043	19,928,262	0.7
7,845,000	3.875%,08/15/2040	11,773,935	0.4
830,000	6.000%,02/15/2026	1,096,864	0.0
4,000,000	3.500%,02/15/2039	5,695,938	0.2
		231,428,281	8.0

	U.S. Treasury Notes: 29.5%
26,361,000	(2) 1.500%,02/15/2030	28,421,998	1.0
233,900,000	0.375%,03/31/2022	234,544,140	8.1
67,396,000	(2) 0.500%,03/15/2023	67,825,123	2.4
191,088,000	0.500%,03/31/2025	192,315,889	6.7
72,108,000	0.625%,03/31/2027	72,517,832	2.5
8,000,000	1.125%,08/31/2021	8,105,469	0.3
13,040,000	1.250%,10/31/2021	13,253,937	0.5
7,000,000	1.375%,08/31/2023	7,252,933	0.3
5,000,000	1.375%,09/30/2023	5,183,205	0.2
752,000	1.500%,05/31/2020	753,750	0.0
4,833,000	1.500%,01/31/2022	4,944,574	0.2
10,000,000	1.500%,02/28/2023	10,358,594	0.4
10,000,000	1.500%,03/31/2023	10,364,453	0.4
2,976,000	1.625%,08/15/2022	3,073,185	0.1
6,480,000	1.625%,04/30/2023	6,746,287	0.2
10,184,000	1.625%,05/31/2023	10,608,466	0.4
4,046,000	1.625%,10/31/2023	4,233,127	0.1
24,847,000	1.625%,02/15/2026	26,476,614	0.9
7,810,000	1.750%,04/30/2022	8,058,029	0.3
168,000	1.750%,07/15/2022	173,824	0.0
18,000,000	1.750%,09/30/2022	18,679,219	0.6
69,000	1.750%,01/31/2023	71,876	0.0
8,000,000	1.875%,11/30/2021	8,222,031	0.3
3,003,000	1.875%,08/31/2022	3,120,657	0.1
10,000	1.875%,06/30/2026	10,832	0.0
8,063,000	2.000%,12/31/2021	8,313,079	0.3
4,000,000	2.000%,07/31/2022	4,165,000	0.1
17,133,000	2.000%,11/15/2026	18,761,304	0.7
3,700,000	2.125%,09/30/2021	3,806,520	0.1
3,774,000	2.125%,12/31/2021	3,899,161	0.1
10,105,000	2.125%,06/30/2022	10,538,805	0.4
5,000,000	2.125%,11/30/2023	5,329,102	0.2
51,000	2.250%,04/30/2021	52,171	0.0
3,011,000	2.250%,12/31/2023	3,227,651	0.1
19,000	2.250%,04/30/2024	20,472	0.0
6,457,000	2.250%,11/15/2024	7,013,664	0.2
590,000	2.375%,12/31/2020	599,933	0.0
373,000	2.375%,04/30/2026	414,846	0.0
68,000	2.375%,05/15/2029	78,269	0.0
9,874,000	2.500%,05/15/2024	10,746,075	0.4
11,396,000	2.750%,09/15/2021	11,814,892	0.4
6,569,500	2.750%,11/15/2023	7,144,075	0.2
7,052,000	2.750%,02/15/2024	7,712,023	0.3
456,000	1.500%,10/31/2024	479,673	0.0
		849,432,759	29.5

	Total U.S. Treasury Obligations
	(Cost $1,014,710,943)	1,080,861,040	37.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.7%
	Federal Home Loan Mortgage Corporation: 7.4%(4)
5,585,550	3.000%,04/01/2045	5,916,343	0.2
5,897,195	3.000%,04/01/2045	6,247,207	0.2
24,144,436	3.000%,05/01/2045	25,605,597	0.9
8,656,375	3.000%,11/01/2046	9,187,044	0.3
9,134,524	3.000%,11/01/2047	9,668,081	0.4
1,835,417	3.500%,01/01/2042	1,972,144	0.1
319,383	3.500%,01/01/2042	343,419	0.0
5,510,939	3.500%,08/01/2042	5,898,544	0.2
21,543,869	3.500%,04/01/2043	23,064,363	0.8
23,327,839	3.500%,02/01/2044	24,975,464	0.9
8,293,347	3.500%,12/01/2046	8,855,325	0.3
5,589,262	3.500%,12/01/2047	6,007,271	0.2
24,718,346	3.500%,03/01/2048	26,564,249	0.9
808,130	3.900%, (US0012M + 1.900%),02/01/2042	825,421	0.1
735,000	4.000%,01/01/2025	774,512	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation: (continued)
114,841	4.000%,08/01/2040	$ 124,309	0.0
1,450,047	4.000%,04/01/2041	1,569,240	0.1
1,185,255	4.000%,05/01/2041	1,282,794	0.1
52,721	4.000%,08/01/2041	56,987	0.0
185,267	4.000%,12/01/2041	200,684	0.0
748,106	4.000%,01/01/2042	800,767	0.0
2,565,394	4.000%,03/01/2042	2,778,854	0.1
73,845	4.000%,12/01/2042	80,099	0.0
855,913	4.000%,02/01/2044	947,313	0.1
666,190	4.000%,07/01/2045	722,138	0.0
534,492	4.000%,09/01/2045	579,511	0.0
740,086	4.000%,09/01/2045	802,521	0.0
599,318	4.000%,09/01/2045	649,756	0.0
11,389,906	4.000%,11/01/2045	12,345,727	0.5
1,765,328	4.000%,05/01/2046	1,909,168	0.1
636,723	4.000%,11/01/2047	683,573	0.0
873,420	4.000%,03/01/2048	936,922	0.1
3,351	4.500%,04/01/2023	3,531	0.0
66,847	4.500%,03/01/2039	73,294	0.0
200,206	4.500%,08/01/2039	219,477	0.0
325,834	4.500%,09/01/2039	357,127	0.0
246,496	4.500%,09/01/2039	270,357	0.0
492,587	4.500%,09/01/2039	540,362	0.0
505,842	4.500%,10/01/2039	553,364	0.0
677,963	4.500%,12/01/2039	743,742	0.0
215,639	4.500%,03/01/2040	236,564	0.0
459,575	4.500%,04/01/2040	504,055	0.0
93,224	4.500%,06/01/2040	102,190	0.0
474,997	4.500%,07/01/2040	520,497	0.0
519,416	4.500%,07/01/2040	569,067	0.0
155,736	4.500%,08/01/2040	170,710	0.0
440,373	4.500%,08/01/2040	479,141	0.0
149,065	4.500%,03/01/2041	163,363	0.0
514,081	4.500%,03/01/2041	563,139	0.0
215,574	4.500%,04/01/2041	236,316	0.0
650,385	4.500%,06/01/2041	713,966	0.0
554,522	4.500%,07/01/2041	608,511	0.0
75,982	4.500%,08/01/2041	82,855	0.0
3,382,417	4.500%,08/01/2041	3,709,204	0.2
3,210,502	4.500%,07/01/2048	3,464,869	0.1
16,817	5.000%,03/01/2034	18,662	0.0
104,671	5.000%,12/01/2034	116,400	0.0
331,249	5.000%,08/01/2035	369,354	0.0
125,493	5.000%,08/01/2035	139,712	0.0
104,576	5.000%,10/01/2035	115,973	0.0
147,172	5.000%,10/01/2035	163,981	0.0
108,737	5.000%,10/01/2035	121,243	0.0
255,432	5.000%,12/01/2035	284,718	0.0
36,892	5.000%,04/01/2036	41,065	0.0
114,563	5.000%,11/01/2036	127,715	0.0
79,767	5.000%,02/01/2037	88,922	0.0
63,950	5.000%,05/01/2037	71,359	0.0
951,109	5.000%,10/01/2037	1,060,923	0.1
486,121	5.000%,03/01/2038	542,395	0.0
168,653	5.000%,03/01/2038	188,113	0.0
558,892	5.000%,03/01/2038	623,664	0.0
165,825	5.000%,04/01/2038	184,584	0.0
17,355	5.000%,10/01/2038	19,347	0.0
66,807	5.000%,06/01/2040	74,244	0.0
171,524	5.000%,08/01/2040	190,628	0.0
402,505	5.000%,04/01/2041	447,377	0.0
53,356	5.490%,02/01/2037	58,523	0.0
100,157	5.500%,12/01/2024	104,990	0.0
81,022	5.500%,09/01/2034	91,803	0.0
94,697	5.500%,01/01/2035	107,184	0.0
939,724	5.500%,09/01/2035	1,067,802	0.1
42,390	5.500%,09/01/2035	48,162	0.0
824,580	5.500%,10/01/2035	934,163	0.1
62,109	5.500%,03/01/2036	70,344	0.0
277,586	5.500%,03/01/2036	315,468	0.0
49,434	5.500%,05/01/2036	56,017	0.0
245,472	5.500%,06/01/2036	278,670	0.0
3,787	5.500%,07/01/2036	4,299	0.0
93,334	5.500%,07/01/2036	105,815	0.0
16,143	5.500%,07/01/2036	18,342	0.0
19,158	5.500%,10/01/2036	21,722	0.0
108,633	5.500%,11/01/2036	123,321	0.0
11,517	5.500%,12/01/2036	12,621	0.0
81,661	5.500%,12/01/2036	92,811	0.0
59,616	5.500%,12/01/2036	67,673	0.0
74,949	5.500%,02/01/2037	85,208	0.0
10,458	5.500%,02/01/2037	11,649	0.0
24,218	5.500%,05/01/2037	27,397	0.0
3,681	5.500%,06/01/2037	4,185	0.0
41,414	5.500%,12/01/2037	46,930	0.0
21,575	5.500%,03/01/2038	24,505	0.0
12,281	5.500%,06/01/2038	13,944	0.0
5,038	5.500%,06/01/2038	5,697	0.0
10,538	5.500%,08/01/2038	11,908	0.0
1,955	5.500%,10/01/2038	2,170	0.0
755,048	5.500%,11/01/2038	858,439	0.1
12,368	5.500%,12/01/2038	14,050	0.0
16,616	5.500%,12/01/2038	18,878	0.0
13,369	5.500%,12/01/2038	15,144	0.0
119,052	5.500%,01/01/2039	135,224	0.0
21,679	5.500%,01/01/2039	24,630	0.0
74,390	5.500%,01/01/2040	84,051	0.0
83,941	5.500%,01/01/2040	95,354	0.0
79,688	5.500%,03/01/2040	90,289	0.0
111,738	5.500%,01/01/2041	122,717	0.0
61,313	5.750%,05/01/2037	67,597	0.0
120,623	5.800%,07/01/2037	132,863	0.0
66,115	5.800%,08/01/2037	72,995	0.0
38,813	5.800%,09/01/2037	42,861	0.0
75,186	5.800%,09/01/2037	83,026	0.0
5,087	6.000%,04/01/2028	5,723	0.0
44,733	6.000%,07/01/2028	49,577	0.0
227	6.000%,04/01/2036	253	0.0
3,416	6.000%,04/01/2036	3,927	0.0
10,495	6.000%,04/01/2036	12,093	0.0
33,288	6.000%,06/01/2036	38,326	0.0
10,845	6.000%,07/01/2036	12,504	0.0
67,727	6.000%,08/01/2036	77,948	0.0
4,697	6.000%,08/01/2036	5,223	0.0
10,566	6.000%,08/01/2036	12,170	0.0
66,795	6.000%,01/01/2037	76,854	0.0
51,218	6.000%,02/01/2037	59,062	0.0
3,094	6.000%,04/01/2037	3,572	0.0
14,960	6.000%,06/01/2037	16,928	0.0
1,399	6.000%,06/01/2037	1,611	0.0
8,097	6.000%,07/01/2037	9,325	0.0
327	6.000%,07/01/2037	378	0.0
27,061	6.000%,08/01/2037	31,134	0.0
1,940	6.000%,08/01/2037	2,199	0.0
155,356	6.000%,08/01/2037	175,033	0.0
6,604	6.000%,08/01/2037	7,321	0.0
7,606	6.000%,08/01/2037	8,432	0.0
3,752	6.000%,08/01/2037	4,317	0.0
8,576	6.000%,08/01/2037	9,901	0.0
6,599	6.000%,09/01/2037	7,619	0.0
3,081	6.000%,09/01/2037	3,542	0.0
18,409	6.000%,09/01/2037	21,117	0.0
10,999	6.000%,10/01/2037	12,688	0.0
14,649	6.000%,10/01/2037	16,913	0.0
5,882	6.000%,10/01/2037	6,520	0.0
19,364	6.000%,10/01/2037	21,490	0.0
33,195	6.000%,11/01/2037	38,185	0.0
1,211	6.000%,11/01/2037	1,343	0.0
3,172	6.000%,11/01/2037	3,662	0.0
965	6.000%,12/01/2037	1,070	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation: (continued)
66,554		6.000%,12/01/2037	$ 76,645	0.0
20,628		6.000%,01/01/2038	23,376	0.0
2,796		6.000%,01/01/2038	3,218	0.0
20,428		6.000%,01/01/2038	23,579	0.0
19,629		6.000%,02/01/2038	21,758	0.0
2,483		6.000%,02/01/2038	2,754	0.0
17,867		6.000%,05/01/2038	19,966	0.0
1,719		6.000%,06/01/2038	1,979	0.0
60,677		6.000%,07/01/2038	69,777	0.0
33,157		6.000%,07/01/2038	38,159	0.0
282,597		6.000%,09/01/2038	323,653	0.0
9,820		6.000%,09/01/2038	11,330	0.0
11,059		6.000%,09/01/2038	12,263	0.0
1,043		6.000%,09/01/2038	1,199	0.0
17,570		6.000%,11/01/2038	20,132	0.0
146,443		6.000%,01/01/2039	167,676	0.0
174,867		6.000%,04/01/2039	200,470	0.0
48,161		6.000%,08/01/2039	55,323	0.0
58,591		6.000%,10/01/2039	67,315	0.0
53,182		6.000%,11/01/2039	59,076	0.0
22,005		6.000%,11/01/2039	25,303	0.0
2,098		6.000%,12/01/2039	2,422	0.0
73,294		6.000%,05/01/2040	84,437	0.0
58,799		6.150%,12/01/2037	65,218	0.0
72,665		6.150%,01/01/2038	80,667	0.0
83,871		6.150%,02/01/2038	93,083	0.0
156,689		6.150%,02/01/2038	174,246	0.0
840,000		6.250%,07/15/2032	1,303,189	0.1
12,257		6.500%,06/01/2036	14,281	0.0
2,413		6.500%,08/01/2036	2,862	0.0
43,038		6.500%,10/01/2036	49,627	0.0
1,479		6.500%,10/01/2036	1,731	0.0
19,653		6.500%,07/01/2037	22,498	0.0
6,862		6.500%,09/01/2037	7,888	0.0
3,722		6.500%,10/01/2037	4,272	0.0
4,528		6.500%,11/01/2037	5,252	0.0
9,919		6.500%,04/01/2038	11,449	0.0
19,206		6.500%,04/01/2038	22,218	0.0
624		6.500%,05/01/2038	693	0.0
3,537		6.500%,05/01/2038	3,927	0.0
2,149		6.500%,07/01/2038	2,385	0.0
1,311		6.500%,08/01/2038	1,518	0.0
268		6.500%,10/01/2038	306	0.0
7,670		6.500%,11/01/2038	8,801	0.0
594,468		6.500%,12/01/2038	708,212	0.0
56,894		6.500%,12/01/2038	63,145	0.0
641		6.500%,12/01/2038	711	0.0
7,287		6.500%,12/01/2038	8,088	0.0
9,597		6.500%,12/01/2038	10,727	0.0
2,954		6.500%,01/01/2039	3,593	0.0
			212,663,225	7.4

		Federal National Mortgage Association: 1.2%(4)
2,420,000		1.500%,06/22/2020	2,426,751	0.1
4,803,690		3.000%,09/01/2046	4,997,374	0.2
19,034,037		3.500%,11/01/2051	20,742,844	0.7
1,312,351		3.720%,10/01/2029	1,497,633	0.0
68,575		5.700%,07/01/2036	71,282	0.0
14,941		5.700%,07/01/2036	14,995	0.0
805,000		6.625%,11/15/2030	1,225,281	0.0
3,430,000		7.125%,01/15/2030	5,306,855	0.2
			36,283,015	1.2

		Government National Mortgage Association: 6.5%
10,750,212		3.000%,04/15/2045	11,411,561	0.4
8,639,018		3.000%,07/20/2045	9,294,681	0.3
4,102,231		3.000%,04/20/2046	4,395,166	0.2
16,592,326		3.000%,07/20/2046	17,820,684	0.6
7,742,767		3.000%,07/20/2047	8,290,887	0.3
21,881,784		3.500%,03/20/2047	23,421,455	0.8
12,219,667		3.500%,09/20/2047	13,008,523	0.5
3,610,063		3.500%,01/20/2048	3,867,649	0.1
22,102,472		3.500%,02/20/2048	23,657,814	0.8
22,427,669		3.500%,03/20/2048	24,123,424	0.9
5,284,098		4.000%,10/20/2043	5,724,311	0.2
5,348,045		4.000%,03/20/2046	5,783,317	0.2
3,027,290		4.000%,03/20/2046	3,271,730	0.1
956,077		4.500%,02/20/2041	1,055,218	0.1
293,953		4.500%,03/20/2041	324,409	0.0
1,127,060		4.500%,05/20/2041	1,243,977	0.1
1,262,010		4.500%,06/20/2041	1,392,794	0.1
2,381,969		4.500%,07/20/2041	2,629,128	0.1
982,610		4.500%,09/20/2041	1,084,431	0.1
2,974,262		4.500%,10/20/2041	3,282,597	0.1
8,778,742		4.500%,01/20/2050	9,386,537	0.3
11,094		5.000%,10/15/2037	12,388	0.0
2,658		5.000%,04/15/2038	2,940	0.0
60,701		5.000%,03/15/2039	67,837	0.0
108,164		5.000%,08/15/2039	120,797	0.0
891,672		5.000%,09/15/2039	990,284	0.0
818,626		5.000%,09/15/2039	913,471	0.0
750,459		5.000%,02/15/2040	837,712	0.0
468,915		5.000%,04/15/2040	517,463	0.0
1,171,166		5.000%,06/15/2040	1,306,326	0.1
41,046		5.000%,07/15/2040	45,781	0.0
302,716		5.000%,04/15/2042	331,221	0.0
672,276		5.000%,04/20/2042	744,761	0.0
1,898,311		5.000%,06/20/2048	2,025,729	0.1
30,773		5.500%,07/20/2038	34,521	0.0
403,413		5.500%,09/20/2039	452,637	0.0
29,104		5.500%,10/20/2039	32,578	0.0
17,098		5.500%,11/20/2039	19,159	0.0
674,652		5.500%,11/20/2039	756,807	0.0
10,059		5.500%,12/20/2040	11,434	0.0
31,923		5.500%,01/20/2041	35,930	0.0
219,726		5.500%,03/20/2041	246,605	0.0
318,305		5.500%,04/20/2041	357,042	0.0
515,407		5.500%,05/20/2041	578,269	0.0
489,174		5.500%,06/20/2041	558,319	0.0
15,354		6.000%,10/15/2036	17,472	0.0
47,194		6.000%,08/15/2037	53,683	0.0
40,883		6.000%,11/15/2037	46,532	0.0
8,937		6.000%,12/15/2037	9,970	0.0
23,379		6.000%,01/15/2038	26,442	0.0
23,667		6.000%,01/15/2038	26,927	0.0
25,138		6.000%,02/15/2038	28,601	0.0
75,978		6.000%,02/15/2038	85,104	0.0
324		6.000%,02/15/2038	359	0.0
813		6.000%,04/15/2038	898	0.0
176,588		6.000%,05/15/2038	200,998	0.0
151,234		6.000%,05/15/2038	172,052	0.0
24,743		6.000%,07/15/2038	28,115	0.0
56,103		6.000%,09/15/2038	63,674	0.0
40,264		6.000%,11/15/2038	44,592	0.0
747,190		6.000%,08/20/2040	854,037	0.0
			187,129,760	6.5

		Other U.S. Agency Obligations: 1.0%
1,500,000		1.875%,08/15/2022	1,544,478	0.0
12,500,000		2.390%,11/01/2034	14,093,677	0.5
5,000,000		2.400%,09/21/2026	5,529,951	0.2
10,000		6.150%,01/15/2038	15,762	0.0
5,000,000	(2)	7.125%,05/01/2030	7,527,979	0.3
			28,711,847	1.0

		Uniform Mortgage-Backed Securities: 10.6%
4,132,570		2.500%,09/01/2027	4,300,327	0.2
4,329,405		2.500%,06/01/2030	4,511,999	0.2
6,215,548		2.500%,06/01/2030	6,477,620	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
2,519,965	2.500%,07/01/2030	$ 2,626,228	0.1
17,122,192	2.500%,04/01/2037	17,923,607	0.6
1,528,091	3.000%,06/01/2026	1,600,636	0.1
5,937,040	3.000%,08/01/2030	6,252,466	0.2
2,530,074	3.000%,09/01/2030	2,668,364	0.1
5,819,068	3.000%,12/01/2034	6,102,155	0.2
18,079,721	3.000%,12/01/2042	19,184,288	0.7
9,797,597	3.000%,07/01/2043	10,375,691	0.4
4,955,450	3.000%,09/01/2043	5,248,464	0.2
5,063,256	3.000%,07/01/2046	5,366,267	0.2
1,993,275	3.000%,08/01/2046	2,109,792	0.1
20,869,154	3.000%,12/01/2046	22,093,578	0.8
4,088,596	3.500%,05/01/2029	4,311,583	0.2
1,292,474	3.500%,03/01/2041	1,389,951	0.1
1,391,360	3.500%,12/01/2041	1,496,369	0.1
2,526,564	3.500%,01/01/2042	2,717,128	0.1
5,324,972	3.500%,10/01/2042	5,726,078	0.2
12,723,565	3.500%,11/01/2042	13,687,987	0.5
5,155,021	3.500%,01/01/2046	5,539,330	0.2
3,743,913	3.500%,02/01/2046	4,023,061	0.1
7,842,084	3.500%,02/01/2046	8,425,752	0.3
9,080,712	3.500%,04/01/2046	9,699,372	0.3
3,610,718	3.500%,02/01/2050	3,822,465	0.1
1,761,914	4.000%,09/01/2026	1,856,723	0.1
172,190	4.000%,10/01/2040	186,720	0.0
843,320	4.000%,10/01/2040	917,191	0.0
13,596,453	4.000%,11/01/2040	14,736,391	0.5
1,209,673	4.000%,12/01/2040	1,311,291	0.1
1,512,846	4.000%,12/01/2040	1,645,575	0.1
2,472,740	4.000%,02/01/2041	2,680,746	0.1
370,056	4.000%,03/01/2041	400,853	0.0
385,677	4.000%,04/01/2041	418,069	0.0
261,237	4.000%,08/01/2041	279,379	0.0
289,789	4.000%,09/01/2041	314,262	0.0
3,148,323	4.000%,11/01/2041	3,412,442	0.1
390,661	4.000%,12/01/2041	423,308	0.0
1,011,726	4.000%,01/01/2042	1,096,931	0.0
680,981	4.000%,07/01/2042	738,459	0.0
2,110,331	4.000%,12/01/2042	2,288,237	0.1
1,985,649	4.000%,07/01/2043	2,182,416	0.1
1,046,998	4.000%,02/01/2044	1,145,471	0.0
1,638,158	4.000%,02/01/2044	1,792,263	0.1
367,232	4.000%,03/01/2044	394,047	0.0
1,498,236	4.000%,05/01/2045	1,622,995	0.1
8,765,037	4.000%,06/01/2045	9,503,452	0.3
2,347,286	4.000%,07/01/2045	2,568,130	0.1
1,189,953	4.000%,07/01/2045	1,291,656	0.1
3,456,847	4.000%,07/01/2045	3,799,063	0.1
1,835,422	4.000%,07/01/2045	1,982,145	0.1
2,999,992	4.000%,02/01/2046	3,256,222	0.1
8,552,611	4.000%,02/01/2048	9,162,933	0.3
1,944,858	4.000%,03/01/2048	2,084,341	0.1
758,579	4.000%,03/01/2048	812,306	0.0
12,373,518	4.000%,02/01/2050	13,223,431	0.5
1,870,939	4.500%,07/01/2026	1,981,098	0.1
4,375	4.500%,06/01/2034	4,796	0.0
16,706	4.500%,05/01/2035	18,337	0.0
1,884	4.500%,03/01/2038	2,065	0.0
1,187	4.500%,05/01/2038	1,285	0.0
12,606	4.500%,06/01/2038	13,812	0.0
8,802	4.500%,07/01/2038	9,476	0.0
26,833	4.500%,09/01/2038	28,873	0.0
468,186	4.500%,03/01/2039	513,347	0.0
17,340	4.500%,04/01/2039	18,992	0.0
25,999	4.500%,04/01/2039	28,459	0.0
578,701	4.500%,07/01/2039	634,748	0.0
1,483,033	4.500%,09/01/2039	1,626,272	0.1
1,086,052	4.500%,10/01/2039	1,191,332	0.1
388,525	4.500%,12/01/2039	426,399	0.0
324,821	4.500%,12/01/2039	356,332	0.0
299,370	4.500%,12/01/2039	328,314	0.0
200,338	4.500%,03/01/2040	219,732	0.0
232,845	4.500%,10/01/2040	255,560	0.0
275,996	4.500%,10/01/2040	302,855	0.0
298,779	4.500%,10/01/2040	327,993	0.0
521,615	4.500%,03/01/2041	572,491	0.0
314,323	4.500%,04/01/2041	338,791	0.0
244,086	4.500%,06/01/2041	267,973	0.0
105,860	4.500%,06/01/2041	114,138	0.0
231,069	4.500%,06/01/2041	253,685	0.0
2,540,085	4.500%,06/01/2041	2,788,703	0.1
193,531	4.500%,07/01/2041	212,475	0.0
4,308,817	4.500%,07/01/2041	4,730,563	0.2
107,510	4.500%,07/01/2041	118,159	0.0
1,374,930	4.500%,08/01/2041	1,508,458	0.1
163,389	4.500%,08/01/2041	179,380	0.0
1,584,990	4.500%,08/01/2041	1,740,115	0.1
742,497	5.000%,03/01/2027	782,941	0.0
70,456	5.000%,07/01/2033	78,278	0.0
102,639	5.000%,02/01/2034	111,233	0.0
15,819	5.000%,11/01/2034	17,395	0.0
1,765,765	5.000%,02/01/2035	1,960,751	0.1
309,859	5.000%,06/01/2035	344,136	0.0
21,640	5.000%,08/01/2035	23,851	0.0
74,680	5.000%,09/01/2035	83,081	0.0
229,294	5.000%,09/01/2035	254,619	0.0
194,830	5.000%,09/01/2035	217,154	0.0
24,057	5.000%,10/01/2035	26,812	0.0
451,378	5.000%,03/01/2036	503,757	0.0
349,394	5.000%,03/01/2036	389,910	0.0
3,689	5.000%,05/01/2036	4,116	0.0
302,567	5.000%,05/01/2036	337,255	0.0
56,612	5.000%,06/01/2036	63,162	0.0
47,603	5.000%,12/01/2036	53,115	0.0
621,359	5.000%,12/01/2036	693,643	0.0
146,484	5.000%,07/01/2037	163,503	0.0
99,633	5.000%,01/01/2038	110,555	0.0
217,381	5.000%,02/01/2038	242,553	0.0
476,346	5.000%,02/01/2038	531,482	0.0
448,076	5.000%,08/01/2038	500,019	0.0
206,069	5.000%,07/01/2040	226,284	0.0
89,202	5.000%,07/01/2040	99,191	0.0
111	5.500%,04/01/2021	112	0.0
3,216	5.500%,10/01/2021	3,269	0.0
42,701	5.500%,11/01/2021	43,740	0.0
12,720	5.500%,11/01/2021	13,015	0.0
83,530	5.500%,12/01/2021	85,542	0.0
7,327	5.500%,12/01/2021	7,377	0.0
70,037	5.500%,12/01/2021	71,985	0.0
1,159	5.500%,01/01/2022	1,191	0.0
2,331	5.500%,01/01/2022	2,394	0.0
1,304	5.500%,01/01/2022	1,313	0.0
10,845	5.500%,02/01/2022	11,163	0.0
852	5.500%,04/01/2022	877	0.0
5,673	5.500%,06/01/2022	5,838	0.0
5,939	5.500%,06/01/2022	6,111	0.0
982	5.500%,07/01/2022	1,019	0.0
12,996	5.500%,07/01/2022	13,416	0.0
1,377	5.500%,08/01/2022	1,415	0.0
3,506	5.500%,09/01/2022	3,652	0.0
23,005	5.500%,09/01/2022	23,809	0.0
3,598	5.500%,01/01/2023	3,735	0.0
2,001	5.500%,02/01/2023	2,067	0.0
5,384	5.500%,03/01/2023	5,617	0.0
1,378	5.500%,04/01/2023	1,436	0.0
7,808	5.500%,06/01/2023	8,158	0.0
2,072	5.500%,08/01/2023	2,158	0.0
20,200	5.500%,08/01/2023	21,414	0.0
1,223	5.500%,08/01/2023	1,282	0.0
7,285	5.500%,08/01/2023	7,694	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
15,503	5.500%,09/01/2023	$ 16,349	0.0
4,994	5.500%,10/01/2023	5,040	0.0
915	5.500%,11/01/2023	964	0.0
2,529	5.500%,11/01/2023	2,646	0.0
7,470	5.500%,11/01/2023	7,862	0.0
59,888	5.500%,02/01/2024	63,266	0.0
1,186	5.500%,03/01/2024	1,203	0.0
6,472	5.500%,07/01/2024	6,911	0.0
9,909	5.500%,07/01/2024	10,024	0.0
1,306	5.500%,05/01/2025	1,342	0.0
22,891	5.500%,08/01/2025	24,520	0.0
2,082	5.500%,07/01/2027	2,287	0.0
515	5.500%,08/01/2027	566	0.0
110,481	5.500%,03/01/2034	125,051	0.0
83,081	5.500%,04/01/2034	93,876	0.0
39,607	5.500%,11/01/2034	44,848	0.0
39,336	5.500%,12/01/2034	44,573	0.0
486,012	5.500%,02/01/2035	550,946	0.0
66,827	5.500%,05/01/2035	75,931	0.0
287,239	5.500%,09/01/2035	316,739	0.0
72,825	5.500%,09/01/2035	82,643	0.0
92,633	5.500%,04/01/2036	105,242	0.0
55,724	5.500%,04/01/2036	63,194	0.0
19,646	5.500%,05/01/2036	22,284	0.0
66,351	5.500%,06/01/2036	75,278	0.0
233,415	5.500%,07/01/2036	264,636	0.0
128,456	5.500%,11/01/2036	145,936	0.0
193,317	5.500%,12/01/2036	219,591	0.0
403,539	5.500%,12/01/2036	457,973	0.0
64,323	5.500%,01/01/2037	73,107	0.0
599,139	5.500%,03/01/2037	679,748	0.0
271,289	5.500%,03/01/2037	307,914	0.0
54,170	5.500%,03/01/2037	61,529	0.0
246,613	5.500%,08/01/2037	280,124	0.0
1,003	5.500%,01/01/2038	1,136	0.0
2,519	5.500%,01/01/2038	2,855	0.0
734	5.500%,01/01/2038	831	0.0
9,395	5.500%,03/01/2038	10,508	0.0
13,806	5.500%,05/01/2038	15,448	0.0
37,386	5.500%,06/01/2038	42,457	0.0
1,108,633	5.500%,09/01/2038	1,255,944	0.1
262,043	5.500%,12/01/2038	296,986	0.0
66,138	5.500%,06/01/2039	75,024	0.0
39,029	5.500%,05/01/2040	42,838	0.0
238,462	5.500%,06/01/2040	261,759	0.0
5,069	6.000%,01/01/2034	5,633	0.0
2,906	6.000%,07/01/2034	3,232	0.0
52,454	6.000%,12/01/2034	60,520	0.0
21,099	6.000%,05/01/2035	23,402	0.0
32,305	6.000%,01/01/2036	35,849	0.0
15,625	6.000%,01/01/2036	17,327	0.0
15,843	6.000%,02/01/2036	18,390	0.0
24,967	6.000%,03/01/2036	28,688	0.0
15,097	6.000%,03/01/2036	17,286	0.0
18,876	6.000%,04/01/2036	21,508	0.0
7,010	6.000%,04/01/2036	8,075	0.0
60,596	6.000%,05/01/2036	69,767	0.0
274	6.000%,06/01/2036	315	0.0
16,227	6.000%,08/01/2036	18,690	0.0
1,754	6.000%,08/01/2036	1,943	0.0
43,406	6.000%,09/01/2036	48,570	0.0
43,722	6.000%,09/01/2036	48,676	0.0
44,351	6.000%,09/01/2036	51,068	0.0
17,052	6.000%,09/01/2036	19,624	0.0
11,594	6.000%,10/01/2036	13,259	0.0
11,410	6.000%,10/01/2036	12,642	0.0
396,769	6.000%,12/01/2036	456,689	0.0
161,188	6.000%,12/01/2036	179,361	0.0
70,577	6.000%,01/01/2037	78,938	0.0
5,637	6.000%,02/01/2037	6,281	0.0
5,371	6.000%,04/01/2037	5,951	0.0
79,440	6.000%,07/01/2037	91,598	0.0
2,655	6.000%,08/01/2037	3,052	0.0
1,070	6.000%,08/01/2037	1,224	0.0
24,031	6.000%,08/01/2037	27,572	0.0
16,332	6.000%,09/01/2037	18,427	0.0
39,888	6.000%,09/01/2037	44,204	0.0
12,949	6.000%,09/01/2037	14,894	0.0
327	6.000%,09/01/2037	376	0.0
1,988	6.000%,09/01/2037	2,284	0.0
5,353	6.000%,09/01/2037	6,147	0.0
2,262	6.000%,10/01/2037	2,532	0.0
1,535	6.000%,10/01/2037	1,708	0.0
267	6.000%,10/01/2037	306	0.0
945	6.000%,10/01/2037	1,059	0.0
13,863	6.000%,11/01/2037	15,692	0.0
6,039	6.000%,11/01/2037	6,727	0.0
1,521	6.000%,11/01/2037	1,700	0.0
7,079	6.000%,11/01/2037	7,843	0.0
19,714	6.000%,11/01/2037	21,935	0.0
49,206	6.000%,11/01/2037	56,546	0.0
39,775	6.000%,12/01/2037	45,747	0.0
27,604	6.000%,12/01/2037	31,736	0.0
5,766	6.000%,12/01/2037	6,597	0.0
12,993	6.000%,12/01/2037	14,956	0.0
12,026	6.000%,01/01/2038	13,394	0.0
4,046	6.000%,01/01/2038	4,486	0.0
82,191	6.000%,02/01/2038	94,076	0.0
757	6.000%,02/01/2038	839	0.0
123,617	6.000%,03/01/2038	137,768	0.0
6,125	6.000%,03/01/2038	6,898	0.0
318,444	6.000%,04/01/2038	367,476	0.0
19,255	6.000%,04/01/2038	22,170	0.0
20,778	6.000%,05/01/2038	23,145	0.0
21,076	6.000%,05/01/2038	24,223	0.0
1,097	6.000%,06/01/2038	1,216	0.0
14,565	6.000%,07/01/2038	16,277	0.0
25,558	6.000%,07/01/2038	28,464	0.0
869	6.000%,08/01/2038	962	0.0
2,939	6.000%,08/01/2038	3,377	0.0
6,791	6.000%,09/01/2038	7,524	0.0
17,541	6.000%,09/01/2038	19,550	0.0
35,247	6.000%,09/01/2038	39,213	0.0
45,429	6.000%,10/01/2038	51,810	0.0
47,744	6.000%,10/01/2038	53,870	0.0
21,387	6.000%,10/01/2038	24,491	0.0
15,212	6.000%,05/01/2039	16,854	0.0
576,516	6.000%,10/01/2039	665,265	0.0
28,013	6.000%,11/01/2039	32,088	0.0
760	6.500%,04/01/2030	860	0.0
58,661	6.500%,02/01/2034	65,063	0.0
8,172	6.500%,11/01/2034	9,798	0.0
11,106	6.500%,01/01/2036	13,181	0.0
29,728	6.500%,03/01/2036	35,965	0.0
47,145	6.500%,04/01/2036	54,391	0.0
585	6.500%,05/01/2036	684	0.0
4,194	6.500%,06/01/2036	4,652	0.0
1,301	6.500%,07/01/2036	1,542	0.0
2,641	6.500%,07/01/2036	3,149	0.0
47,361	6.500%,07/01/2036	54,616	0.0
54,029	6.500%,07/01/2036	62,905	0.0
20,696	6.500%,07/01/2036	24,502	0.0
5,256	6.500%,07/01/2036	5,831	0.0
582	6.500%,08/01/2036	680	0.0
8,672	6.500%,09/01/2036	9,976	0.0
105,051	6.500%,09/01/2036	123,363	0.0
16,849	6.500%,09/01/2036	20,109	0.0
1,193	6.500%,09/01/2036	1,371	0.0
846	6.500%,11/01/2036	988	0.0
3,433	6.500%,11/01/2036	4,072	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
13,162		6.500%,12/01/2036	$ 14,594	0.0
2,944		6.500%,12/01/2036	3,351	0.0
34,669		6.500%,01/01/2037	40,894	0.0
250		6.500%,01/01/2037	292	0.0
21,209		6.500%,01/01/2037	23,531	0.0
15,610		6.500%,02/01/2037	17,816	0.0
11,906		6.500%,03/01/2037	13,649	0.0
6,022		6.500%,03/01/2037	7,013	0.0
65,444		6.500%,03/01/2037	76,397	0.0
32,519		6.500%,03/01/2037	36,088	0.0
1,702		6.500%,04/01/2037	1,930	0.0
670		6.500%,07/01/2037	804	0.0
3,698		6.500%,08/01/2037	4,362	0.0
2,750		6.500%,08/01/2037	3,052	0.0
1,982		6.500%,08/01/2037	2,285	0.0
16,835		6.500%,09/01/2037	19,135	0.0
1,404		6.500%,09/01/2037	1,631	0.0
108,205		6.500%,09/01/2037	124,685	0.0
74,860		6.500%,09/01/2037	89,612	0.0
1,149		6.500%,09/01/2037	1,297	0.0
488		6.500%,09/01/2037	558	0.0
7,225		6.500%,09/01/2037	8,534	0.0
2,173		6.500%,10/01/2037	2,594	0.0
19,913		6.500%,10/01/2037	22,347	0.0
784		6.500%,10/01/2037	878	0.0
6,596		6.500%,10/01/2037	7,522	0.0
27,273		6.500%,10/01/2037	31,377	0.0
124,264		6.500%,11/01/2037	143,146	0.0
11,199		6.500%,12/01/2037	13,621	0.0
61,188		6.500%,12/01/2037	67,904	0.0
1,509		6.500%,12/01/2037	1,674	0.0
1,422		6.500%,12/01/2037	1,577	0.0
2,833		6.500%,12/01/2037	3,257	0.0
1,315		6.500%,12/01/2037	1,459	0.0
8,662		6.500%,12/01/2037	10,159	0.0
530		6.500%,01/01/2038	588	0.0
19,730		6.500%,01/01/2038	22,865	0.0
9,814		6.500%,02/01/2038	10,875	0.0
44,498		6.500%,03/01/2038	53,647	0.0
46,339		6.500%,04/01/2038	53,334	0.0
4,015		6.500%,05/01/2038	4,456	0.0
48,455		6.500%,08/01/2038	56,917	0.0
36,917		6.500%,08/01/2038	42,704	0.0
156,176		6.500%,08/01/2038	173,318	0.0
20,028		6.500%,09/01/2038	23,392	0.0
22,971		6.500%,09/01/2038	26,851	0.0
210,896		6.500%,10/01/2038	250,843	0.0
13,401		6.500%,10/01/2038	15,504	0.0
3,466		6.500%,10/01/2038	4,118	0.0
12,305		6.500%,10/01/2038	13,640	0.0
17,594		6.500%,11/01/2038	21,262	0.0
1,208		6.500%,01/01/2039	1,423	0.0
45,332		6.500%,01/01/2039	54,889	0.0
15,457		6.500%,03/01/2039	18,199	0.0
5,315		6.500%,09/01/2039	5,897	0.0
			306,215,965	10.6

	Total U.S. Government Agency Obligations
	(Cost $730,618,090)		771,003,812	26.7

SOVEREIGN BONDS: 2.7%
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,046,980	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,447,845	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	504,755	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	544,688	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,077,470	0.1
3,489,000		Federal Agriculture Mortgage Corp., 1.620%, 09/04/2025	3,661,657	0.1
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,036,065	0.0
1,000,000		Japan Bank for International Cooperation, 1.750%, 05/28/2020	1,001,320	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	5,046,169	0.2
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	3,090,018	0.1
1,800,000	(1),(2)	Kommunalbanken AS, 2.500%, 01/11/2023	1,895,487	0.1
500,000	(2)	Korea International Bond, 4.125%, 06/10/2044	684,814	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	5,087,500	0.2
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	1,987,137	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,766,260	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,212,529	0.2
5,000,000	(2)	Province of Alberta Canada, 2.950%, 01/23/2024	5,365,910	0.2
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	3,205,968	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/2020	1,000,907	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,320,726	0.5
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,537,097	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,188,329	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,195,015	0.1

	Total Sovereign Bonds
	(Cost $74,195,457)		76,904,646	2.7

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.3%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	$ 2,089,237	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,520,954	0.2
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.351%, 12/10/2054	987,122	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,215,981	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,047,528	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	685,702	0.0
315,000	(3)	COMM 2015-PC1 B, 4.435%, 07/10/2050	317,161	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,035,122	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,017,651	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,068,385	0.0
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,072,510	0.1
5,501,890	(3)	Ginnie Mae 2011-142 B, 3.480%, 02/16/2044	5,604,507	0.2
1,972,167	(3)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	1,992,065	0.1
5,000,000	(3)	Ginnie Mae 2011-38 D, 3.630%, 01/16/2051	5,213,965	0.2
77,407	(3)	Ginnie Mae 2011-53 B, 3.924%, 05/16/2051	79,500	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,191,576	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,191,101	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,011,051	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,837,833	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,145,972	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,063,470	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,258,721	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,094,084	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,276,443	0.1
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.149%, 03/15/2048	192,421	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	86,957	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.375%, 09/15/2047	83,589	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/2035	983,547	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,137,514	0.1
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,481,028	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,089,649	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $65,456,361)		66,072,346	2.3

SUPRANATIONAL BONDS: 1.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,249,757	0.2
300,000		Asian Development Bank, 2.125%, 03/19/2025	320,609	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	2,056,526	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	1,016,740	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,190,052	0.1
6,700,000	(2)	European Investment Bank, 1.625%, 06/15/2021	6,789,030	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/2020	2,073,617	0.1
3,000,000		European Investment Bank, 2.250%, 03/15/2022	3,099,282	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,060,608	0.1
3,000,000	(2)	Inter-American Development Bank, 1.750%, 09/14/2022	3,090,365	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	1,012,859	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	1,280,017	0.0

	Total Supranational Bonds
	(Cost $29,146,622)		30,239,462	1.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.4%
1,000,000		Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	$ 1,013,730	0.1
600,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	588,547	0.0
200,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	201,151	0.0
1,150,000		Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,170,264	0.1
1,050,000		Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,086,877	0.1
1,000,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	1,000,422	0.1
350,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	352,675	0.0
750,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	764,595	0.0
800,000		Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	819,041	0.0
1,000,000	(1)	Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	995,938	0.0
120,754		Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	120,888	0.0
150,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	151,340	0.0
600,000		Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	622,658	0.0
407,937		Santander Drive Auto Receivables Trust 2019-1 A3, 3.000%, 12/15/2022	407,477	0.0
40,020		Santander Drive Auto Receivables Trust 2019-2 A2, 2.630%, 07/15/2022	39,998	0.0
500,000		Santander Drive Auto Receivables Trust 2019-2 A3, 2.590%, 05/15/2023	496,277	0.0
950,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	939,037	0.0
507,908	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	508,325	0.0
350,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	347,419	0.0
350,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	310,957	0.0
600,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	591,028	0.0
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	347,743	0.0
			12,876,387	0.4

		Credit Card Asset-Backed Securities: 0.2%
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,020,924	0.1
1,100,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	1,116,339	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	1,013,270	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	1,020,590	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	508,061	0.0
			4,679,184	0.2

		Other Asset-Backed Securities: 0.1%
79,668		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	79,510	0.0
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,644,406	0.1
			1,723,916	0.1

	Total Asset-Backed Securities
	(Cost $19,153,176)		19,279,487	0.7

	Total Long-Term Investments
	(Cost $2,649,178,266)		2,799,663,091	97.1

SHORT-TERM INVESTMENTS: 6.5%
		Commercial Paper: 0.4%
3,800,000	(5)	Exxon Mobil Corp., 1.600%, 06/03/2020	3,785,697	0.1
3,875,000	(5)	Federal Republic of Germany, 1.620%, 05/21/2020	3,869,509	0.2
3,825,000	(5)	Pfizer Inc., 1.630%, 06/15/2020	3,810,545	0.1

	Total Commercial Paper
	(Cost $11,465,751)		11,465,751	0.4

		Floating Rate Notes: 3.9%
3,250,000	(5)	Australia & New Zealand Banking Group Ltd., 0.950%, 05/20/2020	3,250,599	0.1
3,025,000	(5)	Australia & New Zealand Banking Group Ltd., 0.990%, 08/28/2020	3,021,333	0.1
1,525,000	(5)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	1,525,239	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Floating Rate Notes: (continued)
3,975,000	(5)	Bank of Montreal, 0.210%, 07/13/2020	$ 3,962,338	0.1
2,100,000	(5)	Bank of Montreal, 0.980%, 08/26/2020	2,100,020	0.1
4,275,000	(5)	Bank of Nova Scotia, 0.830%, 08/20/2020	4,272,407	0.2
3,000,000	(5)	Bank of Nova Scotia, 1.240%, 05/08/2020	3,001,036	0.1
4,150,000	(5)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	4,128,203	0.2
3,275,000	(5)	Citibank N.A., 1.810%, 05/01/2020	3,273,012	0.1
3,050,000	(5)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	3,047,368	0.1
1,100,000	(5)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	1,100,276	0.0
4,125,000	(5)	Crédit Agricole Group, 0.190%, 06/12/2020	4,115,914	0.2
1,950,000	(5)	Crédit Industriel et Commercial, 1.140%, 04/24/2020	1,950,547	0.1
3,275,000	(5)	Credit Suisse Group AG, 0.150%, 08/14/2020	3,261,011	0.1
4,300,000	(5)	Credit Suisse Group AG, 0.220%, 05/22/2020	4,294,852	0.2
2,775,000	(5)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	2,773,582	0.1
3,950,000	(5)	JPMorgan Chase & Co., 1.740%, 08/07/2020	3,943,311	0.1
500,000	(5)	Lloyds Bank PLC, 0.110%, 08/24/2020	498,594	0.0
1,975,000	(5)	Lloyds Bank PLC, 0.110%, 08/25/2020	1,969,399	0.1
500,000	(5)	Mitsubishi UFJ Financial Group, Inc., 0.750%, 06/16/2020	499,796	0.0
650,000	(5)	Mitsubishi UFJ Financial Group, Inc., 0.860%, 07/14/2020	649,602	0.0
1,350,000	(5)	Mitsubishi UFJ Financial Group, Inc., 1.720%, 05/26/2020	1,349,146	0.1
500,000	(5)	Mizuho Financial Group Inc., 0.940%, 08/10/2020	499,523	0.0
800,000	(5)	Mizuho Financial Group Inc., 0.970%, 07/14/2020	799,482	0.0
725,000	(5)	Mizuho Financial Group Inc., 1.030%, 08/27/2020	724,951	0.0
3,300,000	(5)	Mizuho Financial Group Inc., 1.140%, 05/22/2020	3,301,016	0.1
3,100,000	(5)	Mizuho Financial Group Inc., 1.140%, 05/26/2020	3,100,894	0.1
3,375,000	(5)	National Bank of Canada, 1.840%, 05/01/2020	3,373,847	0.1
3,225,000	(5)	National Bank of Canada, 1.840%, 07/16/2020	3,219,899	0.1
3,025,000	(5)	Royal Bank of Canada, 0.960%, 07/17/2020	3,022,415	0.1
3,050,000	(5)	Skandinaviska Enskilda Banken AB, 1.150%, 05/26/2020	3,050,840	0.1
2,725,000	(5)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	2,723,692	0.1
4,425,000	(5)	Societe Generale, 0.290%, 09/04/2020	4,406,803	0.2
400,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	399,705	0.0
950,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 0.760%, 06/15/2020	949,459	0.0
3,500,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 0.870%, 05/11/2020	3,500,784	0.1
825,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 0.970%, 06/26/2020	825,008	0.0
1,050,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 1.190%, 04/24/2020	1,050,323	0.0
1,300,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	1,300,568	0.1
3,200,000	(5)	Svenska Handelsbanken AB, 0.970%, 05/20/2020	3,200,678	0.1
3,400,000	(5)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	3,398,557	0.1
975,000	(5)	The Norinchukin Bank, 1.030%, 08/27/2020	972,319	0.0
3,975,000	(5)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	3,970,615	0.1
1,200,000	(5)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	1,200,498	0.0
2,600,000	(5)	The Sumitomo Mitsui Financial Group, 1.600%, 06/05/2020	2,600,542	0.1
2,200,000	(5)	Toronto-Dominion Bank, 1.140%, 04/30/2020	2,200,509	0.1
1,950,000	(5)	Toyota Motor Corp., 1.680%, 04/17/2020	1,949,159	0.1

	Total Floating Rate Notes
	(Cost $113,729,671)		113,729,671	3.9

		Repurchase Agreements: 0.9%
2,112,045	(5)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $2,112,064, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $2,217,652, due 06/15/20-03/15/39)	2,112,045	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements:(continued)
2,901,228	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,901,230, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,959,253, due 05/01/20-02/20/70)	$ 2,901,228	0.1
1,424,461	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,424,462, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,452,952, due 12/15/21-11/20/66)	1,424,461	0.0
7,035,807	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $7,035,809, collateralized by various U.S. Government Securities, 0.250%-4.250%, Market Value plus accrued interest $7,176,524, due 07/15/29-02/15/50)	7,035,807	0.2
7,700,000	(5)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $7,704,652, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $8,084,995, due 10/15/20-09/09/49)	7,700,000	0.3
6,071,389	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $6,071,416, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,207,637, due 04/01/20-09/09/49)	6,071,389	0.2

	Total Repurchase Agreements
	(Cost $27,244,930)		27,244,930	0.9

		Certificates of Deposit: 0.6%
2,400,000	(5)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	2,401,190	0.1
3,725,000	(5)	Group BPCE, 1.790%, 04/13/2020	3,725,816	0.1
4,000,000	(5)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	4,002,140	0.2
2,200,000	(5)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	2,201,162	0.1
3,475,000	(5)	The Norinchukin Bank, 1.650%, 06/18/2020	3,478,465	0.1

	Total Certificates of Deposit
	(Cost $15,808,773)		15,808,773	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
19,322,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340%
		(Cost $19,322,000)	19,322,000	0.7

	Total Short-Term Investments
	(Cost $187,571,125)		187,571,125	6.5

	Total Investments in Securities (Cost $2,836,749,391)		$2,987,234,216	103.6
	Liabilities in Excess of Other Assets		(104,270,806)	(3.6)
	Net Assets		$2,882,963,410	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$723,311,976	$–	$723,311,976
Collateralized Mortgage Obligations	–	2,605,034	–	2,605,034
Municipal Bonds	–	29,385,288	–	29,385,288
Asset-Backed Securities	–	19,279,487	–	19,279,487
Sovereign Bonds	–	76,904,646	–	76,904,646
Supranational Bonds	–	30,239,462	–	30,239,462
Commercial Mortgage-Backed Securities	–	66,072,346	–	66,072,346
U.S. Government Agency Obligations	–	771,003,812	–	771,003,812
U.S. Treasury Obligations	–	1,080,861,040	–	1,080,861,040
Short-Term Investments	19,322,000	168,249,125	–	187,571,125
Total Investments, at fair value	$19,322,000	$2,967,912,216	$–	$2,987,234,216
Other Financial Instruments+
Centrally Cleared Swaps	–	–	–	–
Futures	82,149	–	–	82,149
Total Assets	$19,404,149	$2,967,912,216	$–	$2,987,316,365
Liabilities Table
Other Financial Instruments+
Futures	$(13,601)	$–	$–	$(13,601)
Total Liabilities	$(13,601)	$–	$–	$(13,601)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	20	06/30/20	$2,507,187	$82,149
			$2,507,187	$82,149
Short Contracts:
U.S. Treasury 2-Year Note	(4)	06/30/20	(881,531)	(13,601)
			$(881,531)	$(13,601)

At March 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 34, Version 1	Buy	(1.000)	06/20/25	USD	25,000,000	$–	$–
						$–	$–

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Currency Abbreviations

USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,841,670,725.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$163,441,210
Gross Unrealized Depreciation	(17,809,171)
Net Unrealized Appreciation	$145,632,039